Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Expenses [Line Items]
Accounts payable	$ 69,188	$ 94,397
Other accrued expenses	12,890	58,026
Total	$ 82,078	$ 152,423